Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Taxes
Schedule of significant components of current and deferred Income tax expense attributable to Income from continuing operations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Income (loss) before income taxes	$(40,341)	$10,054	$(41,883)	$37,046
Income tax benefit (expense)	(49)	(166)	196	(378)
Effective tax rate	$0%	$(2)%	$0%	$(1)%

Schedule of taxation

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Income tax benefit (expense) within Norwegian tonnage tax regime	$(46)	$(163)	$202	$(375)
Income tax benefit (expense) within UK	(3)	(3)	(6)	(3)
Income tax benefit (expense)	$(49)	$(166)	$196	$(378)
Effective tax rate	0%	(2)%	0%	(1)%